NOTE 3 SALE OF SUBSIDIARY TO RELATED PARTY (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Related Party Transactions [Abstract]
Note Receivable		$ 250,000
Assumed liabilities		69,068
Gain on sale of assets	$ 136,000